Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 50.7%
International Equity Funds - 19.8%
iShares Core MSCI EAFE ETF	96,517	$ 6,743,643
iShares Core MSCI Emerging Markets ETF	35,812	1,735,091
iShares Global REIT ETF	92,537	2,142,232

		10,620,966

U.S. Equity Fund - 23.3%
iShares Core S&P 500 ETF	25,868	12,551,153

U.S. Fixed Income Funds - 7.6%
iShares 0-5 Year TIPS Bond ETF (A)	19,114	1,892,668
iShares Core U.S. Aggregate Bond ETF	21,964	2,176,633

		4,069,301

Total Exchange-Traded Funds (Cost $28,285,232)		27,241,420

INVESTMENT COMPANIES - 48.4%
International Equity Funds - 10.8%
Transamerica Emerging Markets Opportunities (B)	168,841	1,200,457
Transamerica International Focus (B)	292,156	2,284,663
Transamerica International Stock (B)	208,181	2,312,887

		5,798,007

International Fixed Income Fund - 2.5%
Transamerica Emerging Markets Debt (B)	147,626	1,355,210

U.S. Equity Funds - 24.9%
Transamerica Capital Growth (B) (C)	216,943	1,596,704
Transamerica Large Cap Value (B)	334,005	4,315,339
Transamerica Mid Cap Growth (B) (C)	150,238	1,344,630
Transamerica Mid Cap Value Opportunities (B)	121,598	1,340,015
Transamerica Small Cap Growth (B)	166,578	1,069,431
Transamerica Small Cap Value (B)	193,845	1,054,519
Transamerica US Growth (B)	95,427	2,671,944

		13,392,582

U.S. Fixed Income Funds - 10.2%
Transamerica Bond (B)	472,582	3,823,185
Transamerica High Yield Bond (B)	201,538	1,626,413

		5,449,598

Total Investment Companies (Cost $29,097,279)		25,995,397

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	89,505	89,505

Total Other Investment Company (Cost $89,505)		89,505

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 2.50% (D), dated 01/31/2024, to be repurchased at $534,405 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $545,128.

$ 534,368	$ 534,368

Total Repurchase Agreement (Cost $534,368)	534,368

Total Investments (Cost $58,006,384)	53,860,690
Net Other Assets (Liabilities) - (0.2)%	(123,892)

Net Assets - 100.0%	$ 53,736,798

Transamerica Funds	Page 1

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$27,241,420	$—	$—	$27,241,420
Investment Companies	25,995,397	—	—	25,995,397
Other Investment Company	89,505	—	—	89,505
Repurchase Agreement	—	534,368	—	534,368

Total Investments	$53,326,322	$534,368	$—	$53,860,690

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $87,534, collateralized by cash collateral of $89,505. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,192,616	$457,610	$(50,000)	$(12,846)	$235,805	$3,823,185	472,582	$36,532	$—
Transamerica Capital Growth	1,334,006	—	(73,059)	16,660	319,097	1,596,704	216,943	—	—
Transamerica Emerging Markets Debt	979,399	294,983	—	—	80,828	1,355,210	147,626	11,328	—
Transamerica Emerging Markets Opportunities	1,063,986	129,797	—	—	6,674	1,200,457	168,841	31,155	—
Transamerica High Yield Bond	1,246,418	323,968	(20,000)	(4,094)	80,121	1,626,413	201,538	19,124	—
Transamerica International Focus	2,035,985	228,219	—	—	20,459	2,284,663	292,156	74,574	102,246
Transamerica International Stock	2,044,321	76,866	(37,023)	(1,199)	229,922	2,312,887	208,181	76,866	—
Transamerica Large Cap Value	3,861,971	313,156	(147,081)	(12,888)	300,181	4,315,339	334,005	13,365	299,792
Transamerica Mid Cap Growth	1,312,515	—	(240,663)	(139,680)	412,458	1,344,630	150,238	—	—
Transamerica Mid Cap Value Opportunities	1,283,401	67,794	(97,720)	(33,391)	119,931	1,340,015	121,598	14,435	53,359
Transamerica Small Cap Growth	1,030,475	51,856	(108,620)	(45,821)	141,541	1,069,431	166,578	—	51,857
Transamerica Small Cap Value	930,594	32,581	(25,846)	(34,935)	152,125	1,054,519	193,845	32,580	—
Transamerica US Growth	2,464,167	93,752	(271,298)	66,387	318,936	2,671,944	95,427	—	93,752

Total	$22,779,854	$2,070,582	$(1,071,310)	$(201,807)	$2,418,078	$25,995,397	2,769,558	$309,959	$601,006

(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at January 31, 2024.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2040

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2040 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3